Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities	€ (998)	€ (4,257)	€ (2,973)
Lease payments	(5,466)	(5,800)	(4,256)
Lease payments	(5,466)	(5,800)	(4,256)
Change in Cash Flow	(6,464)	(10,057)	(7,229)
Net debt at the beginning	14,147	220,909	148,092
Additions (disposals)	397	(221,076)	68,927
Interest expenses	998	4,257	11,119
Total change in liabilities	1,395	(216,819)	80,046
Net debt at the end	22,006	14,147	220,909
Liabilities to banks
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities	(386)	(521)	(951)
Change in Cash Flow	(386)	(521)	(951)
Net debt at the beginning		10,000	3,649
Additions (disposals)	(772)	(11,041)	6,351
Interest expenses	386	521	951
Total change in liabilities	(386)	(10,520)	7,302
Net debt at the end			10,000
Lease liabilities.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities	(612)	(612)	(523)
Lease payments	(5,466)	(5,800)	(4,256)
Change in Cash Flow	(6,078)	(6,412)	(4,779)
Net debt at the beginning	14,147	19,715	18,364
Additions (disposals)	1,169	(12,591)	5,607
Interest expenses	612	612	523
Total change in liabilities	1,781	(11,979)	6,130
Net debt at the end	€ 22,006	14,147	19,715
Shareholder Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities		(3,125)	(1,499)
Change in Cash Flow		(3,125)	(1,499)
Net debt at the beginning		191,194	126,079
Additions (disposals)		(197,444)	56,969
Interest expenses		3,125	9,645
Total change in liabilities		€ (194,319)	66,614
Net debt at the end			€ 191,194